SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation and Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense	$ 1,534	$ 3,857	$ 9,449	$ 9,125
Accrued interest or penalties			0	0
Stock options
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense	$ 1,534	$ 3,857	9,449	9,125
Performance based stock options
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense			0	0
Restricted stock units
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense			0
Performance and market based restricted stock units
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense			$ 0	$ 0